Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 13, 2021, to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on August 31, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 13, 2021, as well as the Form 10-Qs for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form 10-Q for the quarterly period ended September 30, 2021.

Impact of the Restatement

The change in the carrying value of the redeemable shares of Class A common stock in the IPO Balance Sheet resulted in a decrease of approximately $5.5 million in additional paid-in capital and an increase of approximately $18.0 million to accumulated deficit, as well as a reclassification of 2,355,174 shares of Class A common stock from permanent equity to temporary equity as presented below.

	As Reported
	As Previously
	Restated in 10-K/A
As of August 25, 2020	Amendment No. 1	Adjustment	As Restated
Total assets	$201,823,251		$201,823,251
Total liabilities	$20,374,982		$20,374,982
Class A common stock subject to possible redemption	176,448,260	23,551,740	200,000,000
Preferred stock	—	—	—
Class A common stock	236	(236)	—
Class B common stock	575	—	575
Additional paid-in capital	5,524,476	(5,524,476)	—
Accumulated deficit	(525,278)	(18,027,028)	(18,552,306)
Total stockholders’ equity (deficit)	$5,000,009	$(23,551,740)	$(18,551,731)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$201,823,251	$—	$201,823,251

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

	As Reported
	As Previously
	Restated in 10-K/A
As of December 31, 2020	Amendment No. 1	Adjustment	As Restated
Total assets	$201,401,935		$201,401,935
Total liabilities	$35,562,903		$35,562,903
Class A common stock subject to possible redemption	160,839,030	39,160,970	200,000,000
Preferred stock	—	—	—
Class A common stock	392	(392)	—
Class B common stock	500	—	500
Additional paid-in capital	21,133,625	(21,133,625)	—
Accumulated deficit	(16,134,515)	(18,026,953)	(34,161,468)
Total stockholders’ equity (deficit)	$5,000,002	$(39,160,970)	$(34,160,968)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$201,401,935	$—	$201,401,935

The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

Period From June 4, 2020 (Inception) Through December 31, 2020

	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
Cash Flow from Operating Activities	$(524,673)	$—	$(524,673)
Cash Flows used in Investing Activities	$(200,000,000)	$—	$(200,000,000)
Cash Flows provided by Financing Activities	$201,564,157	$—	$201,564,157
Supplemental Disclosure of Noncash Financing Activities:
Forfeiture of Class B common stock	$75	$—	$75
Offering costs included in accrued expenses	$85,000	$—	$85,000
Deferred underwriting commissions in connection with the initial public offering	$7,000,000	$—	$7,000,000
Initial value of Class A common stock subject to possible redemption	$176,448,260	$(176,448,260)	$—
Change in value of Class A common stock subject to possible redemption	$(15,609,230)	$15,609,230	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the period ended December 31, 2020:

	Earnings Per Share
	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
For the period From June 4, 2020 (Inception) Through December 31, 2020
Net loss	$(16,134,515)	$—	$(16,134,515)
Weighted average shares outstanding – Class A common stock	20,000,000	(6,836,735)	13,163,265
Basic and diluted earnings per share – Class A common stock	$—	$(0.89)	$(0.89)
Weighted average shares outstanding – Class B common stock	5,000,000	—	5,000,000
Basic and diluted earnings per share – Class B common stock	$(3.23)	$2.34	$(0.89)

See Note 12 for the unaudited interim balance sheet restatement as of September 30, 2020, unaudited interim supplemental cash flow restatement for the period from June 4, 2020 (inception) through September 30, 2020, and the earnings per share and weighted average share restatement for the three months ended September 30, 2020 and for the period from June 4, 2020 (inception) through September 30, 2020.